Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Commissions
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Ceding commission expense	$78.4	$70.6	$155.0	$149.0
Profit commission expense	(7.9)	—	2.3	—
Total commissions	$70.5	$70.6	$157.3	$149.0